Label	Element	Value
Quaker Strategic Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Quaker Strategic Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Quaker Strategic Growth Fund (the “Fund”) seeks to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds.  More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 40 of the Fund’s Prospectus and in the “Shareholder Information” section on page 44 of the Trust’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 211% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	211.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Total Annual Fund Operating Expenses have been restated to reflect a reduced management fee. Prior to the date of this Prospectus, the management fee was 1.30%.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example gives effect to the contractual expense reimbursement for the 1 year example and the first of 3-years, 5-years and 10-years. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To achieve its investment objective, the Fund’s sub-adviser, Los Angeles Capital Management and Equity Research, Inc. (“Los Angeles Capital”) (the “Sub-adviser”), will, under normal market conditions, employ the following strategies:

•	Common Stocks. The Fund invests at least 65% of its total assets in the common stock of companies without regard to market capitalization.

•	Growth Stocks. The Fund invests its assets in equity securities of companies which the Fund’s Sub-adviser believes will provide a higher total return than that of the index.

•	Foreign Securities. The Fund may invest up to 25% of its net assets in foreign securities, including American Depositary Receipts (“ADRs”).

•	Large-Cap Securities. The Fund seeks to invest in large-capitalization equities.

•	Portfolio Turnover. The Fund’s Sub-Adviser employs turnover to respond to changes in the marketplace.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose money on your investment in the Fund.  The following risks could affect the value of your investment:

•
Common Stock Risk.  Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•
Growth Risk.  There is a risk that the Fund’s growth style may perform poorly or fall out of favor with investors.  For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

•
Foreign Securities Risk.  Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes; such taxes may reduce the net return to Fund shareholders; foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values.

•
Liquidity Risk. This is the risk that the market for a security or other investment cannot accommodate an order to buy or sell the security or other investment in the desired timeframe and/or at the desired price. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

•
Management Risk.  The Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

•
Quantitative Risk. The Sub-adviser’s portfolio construction process relies on the use of proprietary and non-proprietary software, and intellectual property that is licensed from a variety of sources. The Sub-adviser may use a trading system or model to construct a portfolio which could be compromised by an unforeseeable software or hardware malfunction and other technological failures, including, but not limited to, power loss, software bugs, malicious codes, viruses or system crashers, or various other events or circumstances beyond the control of the Sub-adviser. The Sub-adviser makes reasonable efforts to protect against such events, but there is no guarantee that such efforts will be successful, and the aforementioned events may, on occasion, have an adverse effect on the performance of the Fund. The nature of complex quantitative investment management processes is such that errors may be hard to detect and in some cases, an error can go undetected for a period of time. In many cases, it is not possible to fully quantify the impact of an error given the dynamic nature of the quantitative models and changing markets. While the Sub-adviser has a number of controls and business continuity measures in place designed to assure that the portfolio construction process for the Fund operates as intended, analytical errors, software errors, developmental and implementation errors, as well as data errors are inherent risks. Additionally, the Sub-adviser may adjust or enhance the model or, under certain adverse conditions, deviate from the model. Such adjustments, enhancements or deviations may not achieve the objectives of the Fund and may produce lower returns and/or higher volatility compared to what the returns and volatility of the Fund would have been if the Sub-adviser had not adjusted or deviated from the models.

•
Real Estate Investments Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. In addition to risks associated with investing in real estate securities, Real Estate Investment Trusts (“REITs”) are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart displays the annual return of the Fund over the past ten years.  The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.  Fund performance shown does not reflect Class A Shares sales charges.  Performance would be lower if sales charges were included.  Past performance does not guarantee or predict future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-220-8888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.quakerfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not guarantee or predict future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares as of December 31, 2015
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performing Quarter: 14.39% in 2nd quarter of 2008 Lowest Performing Quarter: -30.69% in 3rd quarter of 2008 The Fund’s cumulative year-to-date return through September 30, 2016 was -1.48%.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.48%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performing Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performing Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.69%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows the risks of investing in the Fund by illustrating how the average annual returns for 1-year, 5-years and 10-years for each class of the Fund before taxes compare to those of a broad-based securities market index.  In addition, after-tax returns are presented for Class A Shares of the Fund.  The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table.

In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown.  Past performance (before and after taxes) is not an indication of future results.  Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 800-220-8888.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2015
Quaker Strategic Growth Fund | S&P 500® Total Return Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Total Return Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.31%
Quaker Strategic Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.62%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.12%
Dividends on Short Position	rr_Component3OtherExpensesOverAssets	0.01%
Total Other Expenses	rr_OtherExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 729
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,105
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,505
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,620
Annual Return 2006	rr_AnnualReturn2006	5.13%
Annual Return 2007	rr_AnnualReturn2007	33.07%
Annual Return 2008	rr_AnnualReturn2008	(45.99%)
Annual Return 2009	rr_AnnualReturn2009	15.92%
Annual Return 2010	rr_AnnualReturn2010	13.52%
Annual Return 2011	rr_AnnualReturn2011	(7.64%)
Annual Return 2012	rr_AnnualReturn2012	10.25%
Annual Return 2013	rr_AnnualReturn2013	38.57%
Annual Return 2014	rr_AnnualReturn2014	10.35%
Annual Return 2015	rr_AnnualReturn2015	0.71%
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.82%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 25, 1996
Quaker Strategic Growth Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.82%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.10%
Quaker Strategic Growth Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.73%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.88%
Quaker Strategic Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.62%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.12%
Dividends on Short Position	rr_Component3OtherExpensesOverAssets	0.01%
Total Other Expenses	rr_OtherExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.62%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 265
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	814
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,954
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.60%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 11, 2000
Quaker Strategic Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.62%
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.12%
Dividends on Short Position	rr_Component3OtherExpensesOverAssets	0.01%
Total Other Expenses	rr_OtherExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 165
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	511
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	881
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,922
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 20, 2000

[1]	The Total Annual Fund Operating Expenses have been restated to reflect a reduced management fee. Prior to the date of this Prospectus, the management fee was 1.30%.